Equity and Earnings (Loss) Per Share - Hertz Global (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jun. 18, 2020	Jul. 18, 2019	Jun. 12, 2019	Jun. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jun. 30, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, shares authorized						40,000,000
Preferred stock, par value (in dollars per share)					$ 0.01		$ 0.01
Common stock, par value (in dollars per share)					$ 0.01	$ 0.01	$ 0.01
Treasury stock, shares					2,028,932	2,028,932	2,028,932
Treasury stock					$ 100	$ 100	$ 100
Contributions from hertz holdings			$ 750		$ 29	$ 748
Rights offering, net (in shares)		57,915,055
ATM Program
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Contributions from hertz holdings	$ 28			$ 28
Common stock, value, subscriptions								$ 500
Rights offering, net (in shares)				13,912,368
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares subscribed but unissued			57,915,055
Hertz Global Holdings
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, shares authorized					40,000,000
Preferred stock, par value (in dollars per share)					$ 0.01	$ 0.01
Common stock, shares authorized					400,000,000	400,000,000
Common stock, par value (in dollars per share)					$ 0.01	$ 0.01
Treasury stock, shares					2,028,932	2,028,932
Treasury stock					$ 100	$ 100